SHARE CAPITAL (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares Under Options
Outstanding at beginning of year	128,952	509,143	330,404
Granted	152,949		196,470
Exercised	(6,000)	(80,499)	(2,354)
Canceled and forfeited	(70,970)	(299,692)	(15,377)
Outstanding at end of year	204,931	128,952	509,143
Exercisable at end of year	78,457	92,482	418,554
Weighted Average Exercise Price
Outstanding at beginning of year	$ 4.12	$ 3.36	$ 5.23
Granted	$ 0.72		$ 0.47
Exercised	$ 0.85	$ 0.00	$ 0.09
Canceled and forfeited	$ 5.74	$ 6.94	$ 7.40
Outstanding at end of year	$ 2.06	$ 4.12	$ 3.36
Exercisable at end of year	$ 4.25	$ 5.40	$ 3.91